Property, plant and equipment (Details) - CHF (SFr)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, plant and equipment
Opening amount	SFr 41,121	SFr 72,111
Additions	4,959	581
Depreciation charge	(12,926)	(31,571)
Closing amount	33,154	41,121
Cost
Property, plant and equipment
Opening amount	2,929,138
Closing amount	2,934,097	2,929,138
Accumulated depreciation
Property, plant and equipment
Opening amount	(2,888,017)
Closing amount	(2,900,943)	(2,888,017)
Equipment
Property, plant and equipment
Opening amount	41,121	72,111
Additions	4,959	581
Depreciation charge	(12,926)	(31,571)
Closing amount	33,154	41,121
Equipment | Cost
Property, plant and equipment
Opening amount	1,714,409
Closing amount	1,719,368	1,714,409
Equipment | Accumulated depreciation
Property, plant and equipment
Opening amount	(1,673,288)
Closing amount	(1,686,214)	(1,673,288)
Furniture and fixtures | Cost
Property, plant and equipment
Opening amount	7,564
Closing amount	7,564	7,564
Furniture and fixtures | Accumulated depreciation
Property, plant and equipment
Opening amount	(7,564)
Closing amount	(7,564)	(7,564)
Chemical library | Cost
Property, plant and equipment
Opening amount	1,207,165
Closing amount	1,207,165	1,207,165
Chemical library | Accumulated depreciation
Property, plant and equipment
Opening amount	(1,207,165)
Closing amount	SFr (1,207,165)	SFr (1,207,165)